Total
AXS Chesapeake Strategy Fund
AXS CHESAPEAKE STRATEGY FUND
Investment Objective
The investment objective of the AXS Chesapeake Strategy Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Programs” on page 138, “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class C Shares Purchase Programs” on page 140, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 176 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS Chesapeake Strategy Fund - USD ($)	Class A Shares	Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	1.00%	[1]	none
Wire fee	$ 20	$ 20		$ 20
Overnight check delivery fee	25	25		25
Retirement account fees (annual maintenance fee)	$ 15	$ 15		$ 15
[1]	Class C Shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS Chesapeake Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management fees2	[1]	1.45%	1.45%	1.45%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.84%	0.84%	0.84%
Acquired fund fees and expenses		0.13%	0.13%	0.13%
Total annual fund operating expenses3,4	[2],[3]	2.67%	3.42%	2.42%
Fees waived and/or expenses reimbursed		(0.44%)	(0.44%)	(0.44%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses3,4	[2],[3]	2.23%	2.98%	1.98%
[1]	The Fund’s “Management Fees” include a management fee paid to the advisor by the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) at the annual rate of 1.45% of the Subsidiary’s average daily net assets. The advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive a portion of the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Subsidiary, with no right to recoupment. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the advisor is in place unless the advisor obtains the prior approval of the Trust’s Board of Trustees.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A)), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares of the Fund, respectively. This agreement is effective until January 31, 2025, and it may be terminated before that date only by Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[3]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class A and Class C shares and $100,000 (initial investment minimum) in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AXS Chesapeake Strategy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	788	1,317	1,872	3,375
Class C Shares	401	1,010	1,741	3,674
Class I Shares	201	713	1,251	2,723

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
AXS Chesapeake Strategy Fund | Class C Shares, No Redemption | USD ($)	301	1,010	1,741	3,674

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by making a combination of investments (i) directly in an actively managed fixed-income portfolio (typically U.S. Treasuries and other short-term U.S. government obligations) comprised of cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds (the “Fixed Income Portfolio”) and (ii) directly or indirectly in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global (i.e., U.S. and non-U.S., including emerging markets) markets across a wide range of asset classes, including equities, fixed income, currencies and commodities, utilizing a portfolio of futures, forwards, options, spot contracts and swaps (the “Futures Portfolio”). The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”) which may then invest in such assets directly or indirectly.

Chesapeake Capital Corporation (“Chesapeake” or the “Sub-Advisor”) manages the Futures Portfolio and the Subsidiary’s Futures Portfolio by applying the Chesapeake Program. The Chesapeake Program is a long-term trend following (a strategy that generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made) program that utilizes trading systems across a broadly diversified set of markets with a systematic trading (a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered) approach, focusing on capital preservation while attempting to provide positive annual returns. Chesapeake analyzes markets, including price movement, market volatility, open interest (the total number of contracts long or short in a delivery month or market that has been entered into and not yet liquidated by an offsetting transaction or fulfilled by delivery), and volume, as a means of predicting market opportunity and discovering any repeating patterns in past historical prices. The scope of markets that may be accessed includes stock indices, single stock futures, interest rates, currencies, and commodities. The Chesapeake Program may also invest directly in long and short positions of U.S. and non-U.S. equity securities as part of its broader trend following program. The direct investments in equity securities will typically not exceed 30% of the Fund’s total assets.

The Fund may make some or all of its investments in the Futures Portfolio through the Subsidiary. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets at each quarter end of the Fund’s fiscal year. Generally, the Subsidiary will primarily invest directly or indirectly in commodity futures, but it may also invest in swaps, financial futures, foreign exchange currency forwards, U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Through investing in the Subsidiary, the Fund will, among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments (including commodity futures), however, the Subsidiary will comply with the same asset coverage requirements imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) with respect to its investments in commodity-linked derivatives (including commodity futures) that are applicable to the Fund’s transactions in derivatives. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s returns will be derived principally from changes in the value of securities and derivatives of securities held in the Fund’s portfolio (including its investment in the Subsidiary), and the Fund’s assets will consist principally of securities. The Sub-Advisor may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the SG Trend Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the Equinox Chesapeake Strategy Fund, a series of Equinox Funds Trust (the “Predecessor Fund”), on November 8, 2019. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to November 8, 2019, reflect the performance of the Predecessor Fund.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	18.35%	Quarter Ended 3/31/2015
Lowest Calendar Quarter Return at NAV	(11.80)%	Quarter Ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - AXS Chesapeake Strategy Fund	Label	One Year		Five Years		Ten Years		Since Inception		Inception Date
Class I Shares	Return Before Taxes	(8.07%)		5.25%		4.38%				Sep. 10, 2012
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	(8.74%)	[1]	3.24%	[1]	2.50%	[1]		[1]	Sep. 10, 2012
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(4.78%)	[1]	3.21%	[1]	2.56%	[1]		[1]	Sep. 10, 2012
Class A Shares	Return Before Taxes	(13.52%)		3.75%				0.88%		Aug. 21, 2015
Class C Shares	Return Before Taxes	(9.88%)		4.19%				0.84%		Aug. 21, 2015
SG Trend Index (reflects no deductions for fees, expenses or taxes)	SG Trend Index (reflects no deductions for fees, expenses or taxes)	(4.17%)		9.10%		5.02%		4.25%		Sep. 10, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.